Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Freedom 2035 Portfolio℠
March 31, 2024
VF-2035-NPRT1-0524
1.903282.114
Domestic Equity Funds - 39.2%
	Shares	Value ($)
VIP Contrafund Portfolio Initial Class (a)	382,754	21,679,207
VIP Equity-Income Portfolio Initial Class (a)	654,024	17,632,488
VIP Growth & Income Portfolio Initial Class (a)	811,897	24,194,539
VIP Growth Portfolio Initial Class (a)	337,521	35,939,201
VIP Mid Cap Portfolio Initial Class (a)	137,824	5,552,928
VIP Value Portfolio Initial Class (a)	608,903	12,348,555
VIP Value Strategies Portfolio Initial Class (a)	346,011	6,134,783
TOTAL DOMESTIC EQUITY FUNDS (Cost $87,776,762)		123,481,701

International Equity Funds - 33.2%
	Shares	Value ($)
VIP Emerging Markets Portfolio Initial Class (a)	3,100,115	33,822,252
VIP Overseas Portfolio Initial Class (a)	2,554,267	70,931,988
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $90,376,235)		104,754,240

Bond Funds - 27.6%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	1,397,030	12,615,182
Fidelity International Bond Index Fund (a)	636,446	5,836,213
Fidelity Long-Term Treasury Bond Index Fund (a)	2,467,992	24,038,244
VIP High Income Portfolio Initial Class (a)	1,107,950	5,196,286
VIP Investment Grade Bond II Portfolio - Initial Class (a)	4,170,144	39,199,357
TOTAL BOND FUNDS (Cost $91,427,764)		86,885,282

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $269,580,761)	315,121,223
NET OTHER ASSETS (LIABILITIES) - 0.0%	(38,325)
NET ASSETS - 100.0%	315,082,898

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	11,336,840	2,221,185	938,560	3,860	(78,898)	74,615	12,615,182
Fidelity International Bond Index Fund	7,204,463	733,408	2,082,099	45,033	(92,225)	72,666	5,836,213
Fidelity Long-Term Treasury Bond Index Fund	19,284,316	7,859,826	2,471,720	172,984	(259,265)	(374,913)	24,038,244
VIP Contrafund Portfolio Initial Class	19,888,473	1,085,591	2,424,535	76,823	118,349	3,011,329	21,679,207
VIP Emerging Markets Portfolio Initial Class	33,040,517	2,600,371	2,853,134	27,805	39,626	994,872	33,822,252
VIP Equity-Income Portfolio Initial Class	16,127,207	1,762,486	1,653,521	87,369	43,322	1,352,994	17,632,488
VIP Growth & Income Portfolio Initial Class	22,168,948	2,105,484	2,335,819	143,199	40,955	2,214,971	24,194,539
VIP Growth Portfolio Initial Class	32,937,468	1,905,258	3,456,726	472,854	156,745	4,396,456	35,939,201
VIP High Income Portfolio Initial Class	5,010,573	462,661	373,419	2,096	(14,344)	110,815	5,196,286
VIP Investment Grade Bond II Portfolio - Initial Class	46,396,638	5,051,780	11,906,884	26,579	(624,721)	282,544	39,199,357
VIP Mid Cap Portfolio Initial Class	5,048,090	546,003	583,188	91,402	8,702	533,321	5,552,928
VIP Overseas Portfolio Initial Class	67,809,730	4,005,456	5,816,007	251,699	74,474	4,858,335	70,931,988
VIP Value Portfolio Initial Class	11,248,764	1,619,978	1,258,854	235,321	24,781	713,886	12,348,555
VIP Value Strategies Portfolio Initial Class	5,566,689	806,637	663,914	76,264	18,616	406,755	6,134,783
	303,068,716	32,766,124	38,818,380	1,713,288	(543,883)	18,648,646	315,121,223

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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